Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Line Items]
Measurement of operating lease liabilities	$ 818	$ 730
Minimum [Member]
Leases [Line Items]
Remaining lease term range	10 months 24 days
Maximum [Member]
Leases [Line Items]
Remaining lease term range	4 years 3 months 18 days